Goodwill and intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assetsThe Group performed an impairment review to assess the recoverability of its goodwill and intangible asset balances as at 31 December 2023. The outcome of this review is disclosed on pages 464-467 of the Barclays PLC Annual Report 2023. No impairment was recognised as a result of the review as value in use exceeded carrying amount. A review of the Group's goodwill and intangible assets as at 30 June 2024 did not identify any factors indicating impairment.